Cover	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-07349
Entity Registrant Name	BALL CORPORATION
Entity Central Index Key	0000009389
Entity Tax Identification Number	35-0160610
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	9200 W. 108th Circle
Entity Address, Address Line Two	P.O. Box 5000
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021-2510
City Area Code	303
Local Phone Number	469-3131
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	BALL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false